Investments in Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AFFLIATED COMPANIES [Abstract]
Amount and percentage ownership of investments in affiliated companies
	December 31, 2011	December 31, 2012
	RMB	RMB	Percentage Ownership
Investment in affiliated companies under the equity method:
Beijing Chenkang Technology Co., Ltd ("Beijing Chenkang")	9,820	8,722	25%
Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi")	4,578	4,237	20%
WIP-KIF MCI Investment Fund("MCI Investment Fund")	4,186	5,912	27%
Chengdu Awata Network Technology Co., Ltd. ("Chengdu Awata")	3,989	—	20%
Beijing Yicheng Tianxia Technology Co., Ltd. ("Beijing Yicheng Tianxia")	3,460	—	40%
Anipark Co., Ltd. (“Anipark”)	3,077	1,550	11%
Shanghai Lantian Information Technology Co., Ltd. ("Shanghai Lantian")	2,690	—	23%
Shanghai Shimai Information Technology Co., Ltd ("Shanghai Shimai")	2,050	1,181	25%
Shanghai Siyuan Digital Technology Co.; Ltd ("Shanghai Siyuan"	1,941	1,916	20%
Shanghai Qiyu Information Technology Co., Ltd. (“Shanghai Qiyu”)	829	—	20%
Fuzhou Lingyu Computer Technology Co., Ltd. (“Fuzhou Lingyu”)	319	—	30%
Xiamen Lianyu Science and Technology Co., Ltd. (“Xiamen Lianyu”)	297	—	30%
Chongqing Xiaoheiwu Technology Co., Ltd. (“Chongqing Xiaoheiwu”)	38	—	23%
Shanghai Shengduo Network Technology Co.,Ltd ("Shanghai Shengduo")	—	8,842	40%
Shanghai Ningle Technology Co.,Ltd ("Shanghai Ningle")	—	8,759	40%
AKG Investment Co., Ltd ("AKGI Fund")	—	5,783	17%
Fuzhou Shudong Network Technology Co.,Ltd ("Fuzhou Shudong")	—	1,675	30%
Chengdu Yunyou Network Technology Co.,Ltd ("Chengdu Yunyou")	—	1,277	30%
Others	8	312	20%-40%
Investment in affiliated companies under the cost method:
Zhejiang Shengwang Huashi Technology Co.,Ltd ("Zhejiang Shengwang")	600	600	6%
Shanda Online Entertainment Limited (“Shanda Online”)	—	127,387	6%
Giant Dream Co., Ltd ("Giant")	—	8,773	8%
Total	37,882	186,926

Movement of investments in affiliated companies
	Balances at January 1, 2010	Investments	Share of Profits / (Losses)	Other Equity Movement	Balances at December 31, 2010
	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Anipark	6,751	—	(3,851)	123	3,023
Shanghai Qiyu	829	—	—	—	829
Xiamen Lianyu	505	—	(208)	—	297
Fuzhou Lingyu	319	—	—	—	319
Beijing Yicheng Tianxia	—	8,000	(158)	—	7,842
Shanghai Maishi	—	4,800	429	—	5,229
Chengdu Awata	—	5,000	—	—	5,000
Shijiazhuang Hailan Online Game Development Co., Ltd. ("Shijiangzhuang Hailan")	—	4,000	(339)	—	3,661
Shanghai Lantian	—	3,000	(134)	—	2,866
Shenzhen Youyou Digital Technology Co., Ltd.(“Shenzhen Youyou”)	123	3,000	(926)	—	2,197
Chongqing Xiaoheiwu	—	—	151	—	151
Others	176	202	(340)	—	38
Total	8,703	28,002	(5,376)	123	31,452

	Balances at January 1, 2011	Investments	Share of Profits / (Losses)	Impairment	Other Equity Movement	Balances at December 31, 2011
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Beijing Yicheng Tianxia	7,842	—	(4,382)	—	—	3,460
Shanghai Maishi	5,229	—	(651)	—	—	4,578
Chengdu Awata	5,000	—	(1,011)	—	—	3,989
Anipark	3,023	—	2,386	—	(2,332)	3,077
Shijiazhuang Hailan	3,661	—	(267)	(3,394)	—	—
Shanghai Lantian	2,866	—	(176)	—	—	2,690
Shenzhen Youyou	2,197	—	—	(2,197)	—	—
Shanghai Qiyu	829	—	—	—	—	829
Fuzhou Lingyu	319	—	—	—	—	319
Xiamen Lianyu	297	—	—	—	—	297
Chongqing Xiaoheiwu	151	—	(113)	—	—	38
Beijing Chenkang	—	10,000	(180)	—	—	9,820
MCI Investment Fund	—	4,324	(171)	—	33	4,186
Shanghai Shimai	—	1,733	317	—	—	2,050
Shanghai Siyuan	—	2,000	(59)	—	—	1,941
Others	38	317	(106)	—	(241)	8
Investment in affiliated companies under the cost method:
Zhejiang Shengwang	—	600	—	—	—	600
Total	31,452	18,974	(4,413)	(5,591)	(2,540)	37,882

	Balances at January 1, 2012	Investments	Share of Profits / (Losses)	Impairment	Other Equity Movement	Balances at December 31, 2012
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Beijing Chenkang	9,820	—	(1,098)	—	—	8,722
Shanghai Maishi	4,578	—	(341)	—	—	4,237
MCI Investment Fund	4,186	2,247	(892)	—	371	5,912
Chengdu Awata	3,989	—	(325)	(3,664)	—	—
Beijing Yicheng Tianxia	3,460	—	(3,460)	—	—	—
Anipark	3,077	—	(1,616)	—	89	1,550
Shanghai Lantian	2,690	—	(47)	(2,643)	—	—
Shanghai Shimai	2,050	—	(869)	—	—	1,181
Shanghai Siyuan	1,941	—	(25)	—	—	1,916
Shanghai Qiyu	829	—	—	(829)	—	—
Fuzhou Lingyu	319	—	—	(319)	—	—
Xiamen Lianyu	297	—	(297)	—	—	—
Chongqing Xiaoheiwu	38	—	(38)	—	—	—
Shanghai Shengduo	—	10,000	(1,158)	—	—	8,842
Shanghai Ningle	—	9,000	(241)	—	—	8,759
AKGI Fund	—	5,655	(63)	—	191	5,783
Fuzhou Shudong	—	2,000	(325)	—	—	1,675
Chengdu Yunyou	—	1,400	(123)	—	—	1,277
Suzhou Shengyou Network Development Co., Ltd.	—	1,000	(1,000)	—	—	—
Others	8	65	239	—	—	312
Investment in affiliated companies under the cost method:
Zhejiang Shengwang	600	—	—	—	—	600
Shanda Online	—	127,387	—	—	—	127,387
Giant	—	8,334	—	—	439	8,773
Total	37,882	167,088	(11,679)	(7,455)	1,090	186,926